UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT            11/13/07
       ------------------------   ---------------------------  ---------
             [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        70
                                               -------------

Form 13F Information Table Value Total:        $978,862
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

            COLUMN 1          COLUMN 2           COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                                                             VALUE     SHRS OR  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS        CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

AETNA INC NEW                    COM            00817Y108    40,160     740000  SH            SOLE                740000    0    0
ALTAIR NANOTECHNOLOGIES INC      COM            021373105     1,640     500000  SH            SOLE                500000    0    0
ALTRIA GROUP INC                 COM            02209S103    23,988     345000  SH            SOLE                345000    0    0
APPLE INC                        COM            037833100    23,021     150000  SH            SOLE                150000    0    0
ARCHER DANIELS MIDLAND CO        COM            039483102     1,654      50000  SH            SOLE                 50000    0    0
AVENTINE RENEWABLE ENERGY        COM            05356X403       793      75000  SH            SOLE                 75000    0    0
BECTON DICKINSON AND CO          COM            075887109     8,205     100000  SH            SOLE                100000    0    0
BLACKBOARD INC                   COM            091935502    13,752     300000  SH            SOLE                300000    0    0
BROADCOM CORP                    CL A           111320107    14,576     400000  SH            SOLE                400000    0    0
CECO ENVIRONMENTAL               COM            125141101     4,355     285000  SH            SOLE                285000    0    0
CISCO SYSTEMS INC                COM            17275R102    41,412    1250000  SH            SOLE               1250000    0    0
CLEAN ENERGY FUELS CORP          COM            184499101     2,801     185000  SH            SOLE                185000    0    0
COMVERGE INC                     COM            205859101     5,751     175000  SH            SOLE                175000    0    0
CONTINENTAL RESOURCES INC        COM            212015101     3,628     200000  SH            SOLE                200000    0    0
CORNING INC                      COM            219350105     3,081     125000  SH            SOLE                125000    0    0
COVANTA HOLDING CORP             COM            22282E102    29,167    1190000  SH            SOLE               1190000    0    0
DEVON ENERGY CORP                COM            25179M103    20,384     245000  SH            SOLE                245000    0    0
DYADIC INTL INC                  COM            26745T101        27      72500  SH            SOLE                 72500    0    0
EMCORE CORP                      COM            290846104     1,920     200000  SH            SOLE                200000    0    0
ENVIRONMENTAL POWER CORP         COM NEW        29406L201     3,048     575000  SH            SOLE                575000    0    0
F5 NETWORKS INC                  COM            315616102    25,475     685000  SH            SOLE                685000    0    0
FIRST SOLAR  INC                 COM            336433107    14,717     125000  SH            SOLE                125000    0    0
FORCE PROTECTION INC             COM NEW        345203202     9,297     450000  SH            SOLE                450000    0    0
FOSTER WHEELER LTD               SHS NEW        G36535139    14,441     110000  SH            SOLE                110000    0    0
FUELCELL ENERGY INC              COM            35952H106    22,448    2525000  SH            SOLE               2525000    0    0
GAFISA SA                        SPONS ADR      362607301     6,748     200000  SH            SOLE                200000    0    0
GENERAL CABLE CORP               COM            369300108     3,356      50000  SH            SOLE                 50000    0    0
GOOGLE INC                       CL A           38259P508    34,036      60000  SH            SOLE                 60000    0    0
HEALTHWAYS INC                   COM            422245100    62,066    1150000  SH            SOLE               1150000    0    0
HYDROGEN CORPORATION             COM            44887Q108     2,307     780800  SH            SOLE                780800    0    0
ICICI BANK LTD                   ADR            45104G104    30,314     575000  SH            SOLE                575000    0    0
ISHARES INC                      MSCI JAPAN     464286848     8,604     600000  SH            SOLE                600000    0    0
ISIS  PHARMACEUTICALS INC        COM            464330109    11,976     800000  SH            SOLE                800000    0    0
JA SOLAR  HOLDINGS CO  LTD       SPON ADR       466090107    17,755     395000  SH            SOLE                395000    0    0
KENEXA CORP                      COM            488879107    12,312     400000  SH            SOLE                400000    0    0
LDK SOLAR  CO LTD                SPONSORED ADR  50183L107     4,479      65000  SH            SOLE                 65000    0    0
LIGAND PHARMACEUTICALS INC       CL B           53220K207     6,141    1150000  SH            SOLE               1150000    0    0
LIMITED BRANDS INC               COM            532716107     9,156     400000  SH            SOLE                400000    0    0
LSB INDS INC                     COM            502160104     3,548     150000  SH            SOLE                150000
LSI INDUSTRIES                   COM            50216C108     5,027     245000  SH            SOLE                245000    0    0
MARVELL TECHNOLOGY GROUP LTD     ORD            G5876H105    24,555    1500000  SH            SOLE               1500000    0    0
MEMC ELECTRONIC  MATERIALS INC   COM            552715104    26,487     450000  SH            SOLE                450000    0    0
METALICO INC                     COM            591176102     2,141     235000  SH            SOLE                235000    0    0
MONOGRAM BIOSCIENCES INC         COM            60975U108     7,865    5500000  SH            SOLE               5500000    0    0
NAVTEQ CORP                      COM            63936L100    11,696     150000  SH            SOLE                150000    0    0
NETLOGIC  MICROSYSTEMS INC       COM            64118B100    23,472     650000  SH            SOLE                650000    0    0
NOVA BIOSOURCE FUELS INC         COM            65488W103     6,500    2313139  SH            SOLE               2313139    0    0
OWENS CORNING NEW                COM            690742101     2,505     100000  SH            SOLE                100000    0    0
POWERSECURE INTL INC             COM            73936N105     2,169     174100  SH            SOLE                174100    0    0
PROSHARES TR                     ULTRASHORT QQQ 74347R875     3,875     100000  SH            SOLE                100000    0    0
QUALCOMM INC                     COM            747525103    21,130     500000  SH            SOLE                500000    0    0
RIVERBED TECHNOLOGY GROUP        COM            768573107    16,156     400000  SH            SOLE                400000    0    0
RTI INTERNATIONAL METALS INC     COM            74973W107     9,908     125000  SH            SOLE                125000    0    0
SALESFORCE COM INC               COM            79466L302    15,396     300000  SH            SOLE                300000    0    0
SHAW GROUP INC                   COM            820280105    26,145     450000  SH            SOLE                450000    0    0
SMART BALANCE INC                COM            83169Y108    29,925    2425000  SH            SOLE               2425000    0    0
SUNOPTA INC                      COM            8676EP108     1,884     130000  SH            SOLE                130000    0    0
SUNPOWER CORP                    COM CL A       867652109     2,071      25000  SH            SOLE                 25000    0    0
SUNTECH PWR  HLDINGS CO LTD      ADR            86800C104    23,940     600000  SH            SOLE                600000    0    0
TELVENT GIT SA                   SHS            E90215109     1,307      52500  SH            SOLE                 52500    0    0
THERMO  FISHER SCIENTIFIC INC    COM            883556102    43,001     745000  SH            SOLE                745000    0    0
TRIDENT MICROSYSTEMS INC         COM            895919108     1,589     100000  SH            SOLE                100000    0    0
TRINITY INDS INC                 COM            896522109    15,391     410000  SH            SOLE                410000    0    0
TRONOX INC                       COM CL B       897051207     5,237     580000  SH            SOLE                580000    0    0
TRONOX INC                       CL A           897051108    25,741    2767850  SH            SOLE               2767850    0    0
VEECO INSTRS INC DEL             COM            922417100     1,938     100000  SH            SOLE                100000    0    0
VEOLIA ENVIRONNEMENT             SPONSORED ADR  92334N103     3,015      35000  SH            SOLE                 35000    0    0
GRACE WR & CO DEL NEW            COM            38388F108    64,464    2400000  SH            SOLE               2400000    0    0
YINGLI GREEN ENERGY HLDG CO      ADR            98584B103     6,518     250000  SH            SOLE                250000    0    0
YUCHENG TECHNOLOGIES LTD         COM            G98777108     5,280     550000  SH            SOLE                550000    0    0

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